Financial result, net	12 Months Ended
Dec. 31, 2017
Disclosure of financial result, net [Abstract]
Disclosure of finance income (cost) [text block]
29.	Financial result, net

The following is the detail of financial results for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Finance income
Results from financial assets and others	739,148	136,715	164,615
Yields and interests	405,562	386,001	293,506
Gain on sale of equity instruments	13,236	47,129	72,339
Resources from Santiago de las Atalayas (1)	-	688,664	-
Other financial income	1,410	53,234	91,464
	1,159,356	1,311,743	621,924
Finance expenses
Interest (2)	(2,385,994)	(2,765,024)	(1,768,618)
Financial cost of other liabilities (3)	(753,047)	(580,491)	(627,827)
Results from financial assets	(481,308)	(48,997)	(167,869)
Other financial expenses	(40,252)	(69,028)	(154,100)
	(3,660,601)	(3,463,540)	(2,718,414)
Foreign exchange gain (loss), net	5,514	976,430	(5,566,614)
Financial result, net	(2,495,731)	(1,175,367)	(7,663,104)

(1)
Corresponds to the recovery of the provision “Comuneros – Santiago de las Atalayas”. Its balance consisted mainly from the valuation and financial gains generated while the cash that was subject to the reserve (see Note 23.3 for more information).

(2)
As of December 31, 2017, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$191,651 (2016 - COP$341,209 and 2015 - COP$744,426) were capitalized.

(3)	Includes the financial expense of the asset retirement obligation and the liabilities for post-employment benefits.